INCOME TAXES - Disclosure of taxes on income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Income Taxes [Abstract]
Current tax expenses	$ (4,449)	$ (2,887)	$ (1,509)
Deferred tax income	5,399	1,640	294
Effective tax benefit (expense)	$ 950	$ (1,247)	$ (1,215)